Consolidated Balance Sheets - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 5,527,672	€ 4,581,749	€ 3,691,420
Marketable Securities	22,621,518	8,078,002	15,084,284
Prepaid expenses and other current assets	1,830,362	1,813,226	2,480,554
Total current assets	29,979,552	14,472,977	21,256,258
Non-current assets
Fixed assets, net	22,465	42,922	82,977
Total non-current assets	1,909,758	351,016	1,090,887
Total assets	31,889,310	14,823,993	22,347,145
Current liabilities
Other current liabilities	119,000	337,764	255,062
Total current liabilities	2,117,885	2,099,362	1,735,639
Non-current liabilities
Mandatory convertible bond - at fair value	7,603,000
Other non-current liabilities		1,158	14,594
Retirement benefit obligation	327,785	227,767	164,655
Total long-term liabilities	7,930,785	228,925	179,249
Commitments and contingencies
Shareholders’ equity
Ordinary shares authorized, no par value, 59,700,000 and 23,432,183, 18,289,866 and 18,216,958 issued and outstanding respectively	84,259,476	68,462,280	67,344,140
Accumulated deficit	(62,585,347)	(56,055,520)	(47,143,025)
Accumulated other comprehensive income	166,511	88,946	231,142
Total shareholders’ equity	21,840,640	12,495,706	20,432,257
Total liabilities and shareholders’ equity	31,889,310	14,823,993	22,347,145
Nonrelated Party [Member]
Non-current assets
Other non-current assets	1,883,943	304,744	1,004,560
Current liabilities
Accounts payable	1,509,267	317,830	294,975
Accrued expenses	111,118	232,307	153,136
Related Party [Member]
Non-current assets
Other non-current assets	3,350	3,350	3,350
Current liabilities
Accounts payable	300,328	180,116	170,888
Accrued expenses	€ 78,172	€ 1,031,345	€ 861,578